Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 177		$ 74	$ 177	$ 74	$ 181
Interest income on impaired loans	[1]	5,712	$ 6,048	$ 7,066	$ 11,760	$ 14,453
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 73	$ 78

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,078 for the three months ended April 30, 2021 (January 31, 2021 – $6,400; April 30, 2020 – $7,709) and for the six months ended April 30, 2021 – $12,478 (April 30, 2020 – $15,824).